Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

Note 1 - Organization and Description of Business

SenesTech, Inc. (referred to in this report as "SenesTech," the "Company," "we" or "us") was formed in July 2004 and incorporated in the state of Nevada. The Company subsequently reincorporated in the state of Delaware in November 2015. Our corporate headquarters is in Flagstaff, Arizona. We have developed and are commercializing a global, proprietary technology for managing animal pest populations, initially rat populations, through fertility control.

Although myriad tools are available to fight rat infestations, communities, food producers, zoos and sanctuaries and others continue to face challenges in controlling today's infestations. Infestations result in significant infrastructure damage, as well as pose additional risks to the health and food security of communities. In addition to these challenges, the pest management industry and pest management professionals (PMPs) are being increasingly asked for new solutions to help solve the problem. With growing concerns about rat resistance to rodenticides and a growing interest in non-lethal options, it is becoming increasingly important for PMPs to have new tools at their disposal. Our goal is to provide customers with not only a solution to combat their most difficult infestations, but also offer a non-lethal option to serve customers that are looking to decrease or remove the amount of poison used in their pest management programs.

Our first fertility control product, ContraPest, is a liquid bait containing the active ingredients 4-vinylcyclohexene diepoxide (VCD) and triptolide. When consumed, ContraPest targets reproduction, limiting fertility in male and female rats beginning with the first breeding cycle following consumption. ContraPest is being marketed for use in controlling rat populations, specifically Norway and roof rats. On August 23, 2015, the United States Environmental Protection Agency (EPA) granted registration approval for ContraPest as a Restricted Product Due to Professional Expertise (referred to in this report as a "Restricted Use designation"), effective August 2, 2016. On October 18, 2018, the EPA approved the removal of the Restricted Use designation. We believe ContraPest is the first and only non-lethal fertility control product approved by the EPA for the management of rodent populations.

In addition to the EPA registration of ContraPest in the United States, we must obtain registration from the various state regulatory agencies prior to selling in each state. As of the date of this report, we have received registration for ContraPest in all 50 states and the District of Columbia, 47 of which have approved the removal of the Restricted Use designation.

We expect to continue to pursue regulatory approvals and amendments to existing registration in the United States for ContraPest, and if ContraPest begins to generate sufficient revenue, regulatory approvals for any additional jurisdictions beyond the United States.

Potential Need for Additional Capital

Since our inception, we have sustained significant operating losses in the course of our research and development and commercialization activities and expect such losses to continue for the near future. We have generated limited revenue to date from product sales, research grants and licensing fees received under our former license agreement with Neogen. In 2017, we began to prepare and launch commercialization of our first product, ContraPest. We have primarily funded our operations to date through the sale of equity securities, including convertible preferred stock, Common Stock and warrants to purchase Common Stock.

We have also raised capital through debt financing, consisting primarily of convertible notes; and, to a lesser extent, payments received in connection with product sales, research grants and licensing fees.

Through September 30, 2019, we had received net proceeds of $67.2 million from sales of our Common Stock, preferred stock and warrant exercises and issuance of convertible and other promissory notes, an aggregate of $1.7 million from licensing fees and an aggregate of $0.5 million in net product sales. At September 30, 2019, we had an accumulated deficit of $93.1 million and cash and cash equivalents of $3.9 million.

Our ultimate success depends upon the outcome of a combination of factors, including: (i) successful commercialization of ContraPest and maintaining and obtaining regulatory approvals of our products and product candidates, (ii) market acceptance, commercial viability and profitability of ContraPest and other products; (iii) the ability to market our products and establish an effective sales force and marketing infrastructure to generate significant revenue; (iv) the success of our research and development; (v) our ability to retain and attract key personnel to develop, operate and grow our business; and (vi) our ability to meet our working capital needs.

Based upon our current operating plan, we expect that cash and cash equivalents at September 30, 2019, in combination with anticipated revenue and any additional sales of our equity securities, will be sufficient to fund our current operations for at least the next six months. We have taken and will continue to take actions to reduce our operating expenses and to concentrate our resources toward the successful commercialization of ContraPest in the U. S. However, if anticipated revenue targets and margin targets are not achieved and we are unable to raise necessary capital through the sale of our securities, we may be required take other measures that could impair our ability to be successful and operate as a going concern. In any event, we are likely to require additional capital in order to fund our operating losses and research and development activities until we become profitable. We may never achieve profitability or generate positive cash flows, and unless and until we do, we will continue to need to raise capital through equity or debt financing. If such equity or debt financing is not available at adequate levels or on acceptable terms, we may need to delay, limit or terminate commercialization and development efforts.

Basis of Presentation

The accompanying unaudited condensed financial statements of the Company have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial reporting. Certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") have been condensed or omitted pursuant to such rules and regulations. In the Company's opinion, the unaudited condensed financial statements include all material adjustments, all of which are of a normal and recurring nature, necessary to present fairly the Company's financial position as of September 30, 2019, the Company's operating results for the three and nine months ended September 30, 2019 and 2018, and the Company's cash flows for the nine months ended September 30, 2019 and 2018. The accompanying financial information as of December 31, 2018 is derived from audited financial statements. Interim results are not necessarily indicative of results for a full year. The information included in this Quarterly Report on Form 10-Q should be read in conjunction with the Company's Annual Report on Form 10-K, as amended by Form 10-K/A, for the year ended December 31, 2018, both filed with the SEC on March 29, 2019. All amounts shown in these financial statements and accompanying notes are in thousands, except percentages and per share and share amounts.

1. Organization and Description of Business

SenesTech, Inc. (referred to as "SenesTech," the "Company," "we" or "us") was formed in July 2004 and incorporated in the state of Nevada. The Company subsequently reincorporated in the state of Delaware in November 2015. Our corporate headquarters is in Flagstaff, Arizona. We have developed and are commercializing a global, proprietary technology for managing animal pest populations, primarily rat populations, through fertility control.

SenesTech, Inc. (referred to in this report as "SenesTech," the "Company," "we" or "us") was formed in July 2004 and incorporated in the state of Nevada. The Company subsequently reincorporated in the state of Delaware in November 2015. Our corporate headquarters is in Flagstaff, Arizona. We have developed and are commercializing a global, proprietary technology for managing animal pest populations, initially rat populations, through fertility control.

Although a myriad of tools are available to fight rat infestations, communities continue to face challenges in controlling today's infestations. Infestations result in incredible infrastructure damage, as well as pose additional risks to the health and food security of communities. In addition to these challenges, the pest management industry and Pest Management Professionals (PMPs) are being increasingly asked for new solutions to help solve the problem. With growing concerns about rat resistance to rodenticides and a growing interest in non-lethal options, it is becoming increasingly important for PMPs to have new tools at their disposal. Our goal is to provide customers with not only a solution to combat their most difficult infestations, but also offer a non-lethal option to serve customers that are looking to decrease or remove the amount of poison used in their pest management programs.

Our first fertility control product, ContraPest, is a liquid bait containing the active ingredients 4-vinylcyclohexene diepoxide (VCD) and triptolide. When consumed, ContraPest targets reproduction, limiting fertility in male and female rats beginning with the first breeding cycle following consumption. ContraPest is being marketed for use in controlling rat populations, specifically Norway and roof rats. On August 23, 2015, the United States Environmental Protection Agency (EPA) granted registration approval for ContraPest as a Restricted Product Due to Professional Expertise (referred to in this report as a "Restricted Use designation"), effective August 2, 2016. On October 18, 2018, the EPA approved the removal of the Restricted Use designation. We believe ContraPest is the first and only non-lethal, fertility control product approved by the EPA for the management of rodent populations.

In addition to the EPA registration of ContraPest in the U.S., we must obtain registration from the various state regulatory agencies prior to selling in each state. As of the date of this report, we have received registration for ContraPest in all 50 states and the District of Columbia, nine of which have approved the removal of the Restricted Use designation.

We expect to continue to pursue regulatory approvals and amendments to existing registration in the United States for ContraPest, as well as regulatory approvals for any additional jurisdictions beyond the United States. The Company also continues to pursue other potential additional fertility control and animal health products for additional species.

Besides providing just the product, SenesTech provides PMPs with product training, and supports the PMPs by creating tools, training and awareness campaigns to help inform their customers, specifically within the food safety industry and larger residential customers, such as Home Owners Associations ("HOAs"), on the benefits of including ContraPest into their IPM protocols.

Reverse Stock Split

On February 4, 2020, we amended our amended and restated certificate of incorporation to effect a 1-for-20 reverse split of our issued and outstanding shares of our Common Stock. The accompanying consolidated financial statements and notes thereto give retrospective effect to the reverse stock split for all periods presented. All issued and outstanding common stock, options and warrants exercisable for common stock, restricted stock units, preferred stock conversions to common stock and per share amounts contained in our consolidated financial statements have been retrospectively adjusted.

Going Concern

Although our audited financial statements for the year ended December 31, 2018 were prepared under the assumption that we would continue our operations as a going concern, the report of our independent registered public accounting firm that accompanies our financial statements for the year ended December 31, 2018 contains a going concern qualification in which such firm expressed substantial doubt about our ability to continue as a going concern, based on the financial statements at that time. Specifically, as noted above, we have incurred operating losses since our inception, and we expect to continue to incur significant expenses and operating losses for the foreseeable future. These prior losses and expected future losses have had, and will continue to have, an adverse effect on our financial condition. If we cannot continue as a going concern, our stockholders would likely lose most or all of their investment in us.

Potential Need for Additional Capital

Since our inception, we have sustained significant operating losses in the course of our research and development activities and expect such losses to continue for the near future. We have generated limited revenue to date from product sales, research grants and licensing fees received under our former license agreement with Neogen. In 2017, we began to prepare and launch commercialization of our first product, ContraPest. We have funded our operations to date through the sale of equity securities, including convertible preferred stock, Common Stock and warrants to purchase Common Stock. Such sales include:

(i)	an initial public offering of 93,750 shares of our Common Stock on December 8, 2016 with warrants to purchase an additional 9,375 shares issued to Roth Capital Partners, LLC with an exercise price of $192.00 per share, as underwriter,

(ii)	a public offering on November 21, 2017 of 293,000 shares of our Common Stock at $20.00 per share with warrants issued to investors to purchase an additional 233,775 shares of our Common Stock with an initial exercise price of $30.00 per share that subsequently adjusted downward to $19.00 per share pursuant to antidilution price protection contained within those warrants, and warrants issued to Roth Capital Partners, LLC, as underwriter, to purchase an additional 47,250 shares with an exercise price of $30.00 per share,

(iii)	a private placement of warrants to purchase 56,696 shares of Common Stock in June 2018 with an exercise price of $36.40 per share in connection with an inducement agreement with a holder of outstanding warrants issued in November 2017 to exercise its original warrant representing 56,696 shares at an exercise price of $30.00 per share; and

(iv)	a rights offering in August 2018 (the "Rights Offering"), where we accepted subscriptions for 267,853 units for a purchase price of $23.00 per unit, with each unit consisting of one share of our Common Stock and one warrant, with each warrant exercisable for one share of our Common Stock at an exercise price of $23.00 per share, and warrants issued to an affiliate of Maxim Group, LLC, as dealer-manager, to purchase an additional 13,393 shares at $34.50 per share

We have also raised capital through debt financing, consisting primarily of convertible notes; and, to a lesser extent, payments received in connection with product sales, research grants and licensing fees.

Through December 31, 2018, we had received net proceeds of $61.7 million from our sales of Common Stock, preferred stock and warrant exercises and issuance of convertible and other promissory notes, an aggregate of $1.7 million from licensing fees and an aggregate of $0.4 million in net product sales. At December 31, 2018, we had an accumulated deficit of $85.8 million and cash and cash equivalents of $4.9 million.

Our ultimate success depends upon the outcome of a combination of factors, including: (i) successful commercialization of ContraPest and ongoing regulatory approvals of our other product candidates, (ii) market acceptance, commercial viability and profitability of ContraPest and other products; (iii) the ability to market our products and establish an effective sales force and marketing infrastructure to generate significant revenue; (iv) the success of our research and development; (v) our ability to retain and attract key personnel to develop, operate and grow our business; and (vi) our ability to meet our working capital needs.

Based upon our current operating plan, we expect that cash and cash equivalents and highly liquid, short term investments at December 31, 2018, in combination with anticipated revenue and additional sales of our equity securities, will be sufficient to fund our current operations for at least the next 12 months. However, if anticipated revenue targets and margin targets are not achieved and we are unable to raise necessary capital through the sale of our securities, we may seek to reduce operating expenses and are likely to require additional capital in order to fund our operating losses and research and development activities until we become profitable. We may never achieve profitability or generate positive cash flows, and unless and until we do, we will continue to need to raise capital through equity or debt financing. If such equity or debt financing is not available at adequate levels or on acceptable terms, we may need to delay, limit or terminate commercialization and development efforts.

 Major Customer

The Company has two major customers that accounted for approximately 52% and 13% and $157,000 and $38,000 of sales for the year ended December 31, 2018 and 91% and $127,000 of total accounts receivable at December 31, 2018. The Company expects to maintain this relationship with the customer.